Liquidity - Group Liquidity and Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Group Liquidity
Cash and cash equivalents	€ 8,898	€ 5,311	€ 5,314	€ 8,627
Change in cash and cash equivalents over prior period	3,587	(4)	€ (3,313)
Current time deposits and debt securities	2,632	1,470
Change in current time deposits and debt securities over prior period	1,162
Group liquidity	11,530	6,781
Change in group liquidity over prior period	4,750
Current financial debt	(3,755)	(1,482)
Change in current financial debt over prior period	(2,273)
Non-current financial debt	(9,338)	(11,801)
Change in non-current financial debt over prior period	2,463
Financial debt	(13,094)	(13,283)
Change in financial debt over prior period	189
Net debt	(1,563)	€ (6,503)
Change in net debt over prior period	€ 4,939